RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 29, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017
RELATED PARTY TRANSACTIONS
Ownership percentage acquired								51.00%
Goodwill		$ 91,619	¥ 637,835	$ 91,520	¥ 637,147		¥ 1,096,972
Amount due to related parties		$ 636	4,426
Loans to related parties, amount outstanding					5,000
Founding Shareholder | Forthright Group
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 12,810
Goodwill	¥ 16,560
Win Yin | Forthright International
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 2,120
Goodwill	¥ 1,340
Chun Da
RELATED PARTY TRANSACTIONS
Fund investments (net of fair value loss)			3,770		¥ 154,180
Amount due to related parties			¥ 4,430
Xie Yu | Advanced leasing agreement
RELATED PARTY TRANSACTIONS
Lease deposit paid in advance						¥ 20,000